Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

The composition and movement of intangible assets is as follows:

	Useful			Gross value				Accumulated amortization				Net carrying amount
	Life			At December 31,
	years			2020		2019		2020		2019		2020		2019
Software	1	–	4	Ps.	704,257	Ps.	579,360	Ps.	(512,695)	Ps.	(411,963)	Ps.	191,562	Ps.	167,397

Balance as of January 1st, 2019	Ps.	179,124
Additions		77,325
Disposals		—
Amortization		(87,667)
Exchange differences		(1,385)
Balance as of December 31, 2019		167,397
Additions		124,724
Disposals		—
Amortization		(100,618)
Exchange differences		59
Balance as of December 31, 2020	Ps.	191,562

Software amortization expense for the years ended December 31, 2020, 2019 and 2018 was Ps.100,618, Ps.87,667 and Ps.72,885, respectively. These amounts were recognized in depreciation and amortization in the consolidated statements of operations.